STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	$ 3,765,132,976	$ 3,622,358,820
Income
Interest in income of Master Trust	640,558,064	392,621,616
Interest on notes receivable from participants	1,407,087	1,247,001
Total income	641,965,151	393,868,617
Contributions
Employer	60,073,596	59,106,965
Participant	123,378,898	121,649,246
Total contributions	183,452,494	180,756,211
Total additions	825,417,645	574,624,828
DEDUCTIONS:
Payments to participants or beneficiaries	388,401,003	429,675,722
Administrative expenses	2,041,724	2,174,950
Total deductions	390,442,727	431,850,672
NET INCREASE BEFORE TRANSFERS	434,974,918	142,774,156
TRANSFERS IN BETWEEN AFFILIATED PLANS	11,182,575	0
NET INCREASE	446,157,493	142,774,156
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 4,211,290,469	$ 3,765,132,976